Condensed Consolidated Statements Of Operations - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenues
Management income	$ 0	$ 0	$ 0	$ 313,000		$ 427,000	$ 4,466,000
Total revenues	7,214,000	7,033,000	14,317,000	13,822,000		29,101,000	20,424,000
Operating expenses
Property taxes	1,742,000	1,739,000	3,498,000	3,575,000		6,885,000	5,382,000
Property operating expense	533,000	698,000	1,051,000	1,472,000		2,947,000	1,583,000
Interest expense	3,676,000	3,366,000	7,276,000	5,957,000		12,912,000	9,536,000
Depreciation and amortization	2,130,000	2,064,000	4,256,000	4,031,000		8,248,000	5,850,000
General and administrative	2,444,000	1,838,000	5,063,000	3,344,000		8,535,000	6,530,000
Professional fees, net of reimbursement of insurance proceeds	327,000	494,000	795,000	1,175,000
Organizational, offering and other costs	84,000	1,876,000	117,000	2,722,000		5,592,000	0
Professional Fees						2,690,000	2,645,000
Total expenses	10,936,000	12,075,000	22,056,000	22,276,000		47,809,000	31,526,000
Other income (expense)
Gain on sale of real estate	0	0	660,000	0		(52,000)	0
PPP loan forgiveness	0	328,000	0	328,000		328,000	348,000
Other income	15,000	61,000	30,000	76,000		106,000	217,000
Gain on consolidation of VIE						0	360,000
Settlement of deferred management internalization						0	10,040,000
Transaction expenses						0	(12,224,000)
Total other income (expense)	15,000	389,000	690,000	404,000		382,000	(1,259,000)
Net loss	(3,707,000)	(4,653,000)	(7,049,000)	(8,050,000)		(18,326,000)	(12,361,000)
Net loss attributable to non-controlling interest	(1,989,000)	(2,663,000)	(3,784,000)	(4,657,000)		(10,207,000)	(1,297,000)
Net loss attributable to Mobile Infrastructure Corporation's stockholders	(1,718,000)	(1,990,000)	(3,265,000)	(3,393,000)		(8,119,000)	(11,064,000)
Net loss attributable to Mobile Infrastructure Corporation's common stockholders	$ (2,468,000)	$ (2,740,000)	$ (4,765,000)	$ (4,893,000)		$ (11,119,000)	$ (14,064,000)
Earnings Per Share [Abstract]
Earnings per share, Basic	$ (0.32)	$ (0.35)	$ (0.61)	$ (0.63)		$ (1.43)	$ (1.82)
Basic weighted average ordinary shares outstanding (in shares)	7,762,375	7,762,375	7,762,375	7,762,375		7,762,375	7,741,192
Earnings per share, Diluted	$ (0.32)	$ (0.35)	$ (0.61)	$ (0.63)		$ (1.43)	$ (1.82)
Diluted weighted average ordinary shares outstanding (in shares)	7,762,375	7,762,375	7,762,375	7,762,375		7,762,375	7,741,192
Fifth Wall Acquisition Corp. III [Member]
Operating expenses
General and administrative	$ 1,135,812	$ 288,364	$ 2,380,637	$ 618,030	$ 1,039,142	$ 2,452,095
General and administrative expenses—related party	52,500	75,000	105,000	105,000	74,000	210,000
Loss from operations	(1,188,312)	(363,364)	(2,485,637)	(723,030)	(1,113,142)	(2,662,095)
Other income (expense)
Income from investments held in Trust Account	2,802,625	124,611	5,599,927	131,392	12,561	2,936,654
Net loss			3,114,290	(591,638)	(1,100,581)	274,559
Net loss attributable to Mobile Infrastructure Corporation's stockholders	$ 1,614,312	$ (238,753)	$ 3,114,290	$ (591,638)	$ (1,100,581)	$ 274,559
Earnings Per Share [Abstract]
Earnings per share, Basic	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)	$ (0.04)	$ 0.01
Earnings per share, Diluted	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)	$ (0.04)	$ 0.01
Diluted weighted average ordinary shares outstanding (in shares)						28,407,000
Series A Preferred Stock [Member]
Other income (expense)
Preferred stock distributions declared	$ (54,000)	$ (54,000)	$ (108,000)	$ (108,000)		$ (216,000)	$ (216,000)
Series1 Preferred Stock [Member]
Other income (expense)
Preferred stock distributions declared	$ (696,000)	$ (696,000)	$ (1,392,000)	$ (1,392,000)		$ (2,784,000)	(2,784,000)
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Earnings Per Share [Abstract]
Earnings per share, Basic	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)		$ 0.01
Basic weighted average ordinary shares outstanding (in shares)	14,743,793	28,407,000	21,537,653	28,407,000	19,687,130	28,407,000
Earnings per share, Diluted	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)	$ (0.04)	$ 0.01
Diluted weighted average ordinary shares outstanding (in shares)	14,743,793	28,407,000	21,537,653	28,407,000	19,687,130	28,407,000
Class B ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Earnings Per Share [Abstract]
Earnings per share, Basic	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)		$ 0.01
Basic weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,875,000	6,875,000	6,683,149	6,875,000
Earnings per share, Diluted	$ 0.08	$ (0.01)	$ 0.11	$ (0.02)	$ (0.04)	$ 0.01
Diluted weighted average ordinary shares outstanding (in shares)	6,875,000	6,875,000	6,875,000	6,875,000	6,683,149	6,875,000
Base Rent Income [Member]
Revenues
Rental income	$ 1,951,000	$ 2,002,000	$ 4,031,000	$ 4,053,000		$ 8,345,000	11,970,000
Percentage Rent Income [Member]
Revenues
Rental income	$ 5,263,000	$ 5,031,000	$ 10,286,000	$ 9,456,000		$ 20,329,000	$ 3,988,000